Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Line Items]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis

Predecessor estimated the fair value of the Predecessor Series A Preferred Stock Warrants at December 31, 2023, using Black-Scholes with the following assumptions:

December 31,
2023
(Predecessor)
Risk-free interest rate	5.40%
Expected life (in years)	0.25
Expected dividend yield	-%
Expected volatility	65.90%

Schedule of Change in the Fair Value Measurement Using Significant Inputs

The classification of the fair value of the earnout liability and derivative liabilities and the change in the fair value measurement using significant inputs (Level 3) for the three months ended March 31, 2025 and for the period from January 1, 2024 through February 14, 2024 for the Predecessor and February 14, 2024 through December 31, 2024 for the Company is presented below:

	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability (Predecessor):
Balance at December 31, 2023	$-	$-	$320,117	320,117
Reclassification of warrant liability to equity	-	-	(320,117)	(320,117)
Balance at February 13, 2024	$-	$-	$-	$-

Earnout liability (Successor):
Balance at February 14, 2024	-	-	4,900,000	4,900,000
Gain on revaluation of earnout liability	-	-	(1,800,000)	(1,800,000)
Balance at March 31, 2024	$-	$-	$3,100,000	$3,100,000
Earnout liability (Successor):
Balance at December 31, 2024	-	-	20,000	20,000
Gain on revaluation of earnout liability	-	-	-	-
Balance at March 31, 2025	$-	$-	$20,000	$20,000

The classification of the fair value of the earnout liability and derivative liabilities and the change in the fair value measurement using significant inputs (Level 3) for the year ended December 31, 2023 and for the period from January 1, 2024 through February 14, 2024 for Predecessor and February 14, 2024 through December 31, 2024 for the Company is presented below:

	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability (Predecessor):
Balance at January 1, 2023	$-	$-	$610,381	$610,381
Gain on revaluation of warrant liability	-	-	(290,264)	(290,264)
Balance at December 31, 2023	-	-	320,117	320,117
Reclassification of warrant liability to equity	-	-	(320,117)	(320,117)
Balance at February 13, 2024	$-	$-	$-	$-

Earnout liability (Successor):
Balance at February 14, 2024	-	-	4,900,000	4,900,000
Gain on revaluation of earnout liability	-	-	(4,880,000)	(4,880,000)
Balance at December 31, 2024	$-	$-	$20,000	$20,000

Earnout Liability [Member]
Fair Value Measurements [Line Items]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis

The Company initially recorded the earnout liability at estimated fair value using a Monte Carlo analysis and has revalued the Earnout liability at each subsequent period. The Monte Carlo analysis used the following assumptions:

		February 14
	March 31, 2025	2024 to March 31, 2024
	(Successor)	(Successor)
Starting share price	$0.73	$307.00 to $490.00
Tranche 1 trigger price	$125.00	$3.20 to $3.91
Tranche 2 trigger price	$150.00	$3.85 to $4.70
Contractual term (in years)	2.9	3.9 to 4.0
Volatility	100%	90%
Risk-free interest rate	3.82%	4.20% to 4.21%

The Company initially recorded the earnout liability at estimated fair value using a Monte Carlo analysis and has revalued the Earnout liability at each subsequent period. The Monte Carlo analysis used the following assumptions:

	December 31,	February 14
	2024	2024
	(Successor)	(Successor)
Starting share price	$6.00	$490.00
Tranche 1 trigger price	$1.25	$3.20
Tranche 2 trigger price	$1.25	$3.85
Contractual term	3.1	4.0
Volatility	100%	90%
Risk-free interest rate	4.23%	4.20%